Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed, Gross and Net Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of components of net debt [abstract]
Interest-bearing loans and borrowings nominal - fixed rate	[1]	$ (11,822)	$ (9,821)
Derivative financial instruments - fixed rate		1,835	1,796
Net fixed rate debt including derivatives		(9,987)	(8,025)
Interest-bearing loans and borrowings nominal - floating rate	[2]	(184)	(5,879)
Cumulative fair value hedge adjustment	[1]	(209)	(127)
Derivative financial instruments - currency floating rate		(1,647)	(1,722)
Gross debt including derivative financial instruments, excluding lease liabilities		(12,027)	(15,753)
Lease liabilities - fixed rate		(1,635)	(1,697)
Gross debt including derivative financial instruments, including lease liabilities		(13,662)	(17,450)
Cash and cash equivalents - floating rate (note 25)		7,721	9,918
Group net debt excluding net debt reclassified as held for sale		$ (5,941)	$ (7,532)
Net fixed rate debt including derivatives		2.90%	3.40%
Gross debt including derivative financial instruments, excluding lease liabilities		2.70%	3.30%
Net fixed rate debt including derivatives		8 years 4 months 24 days	9 years 2 months 12 days

[1]	Of the Group’s nominal fixed rate debt at 31 December 2020, $1,835 million (2019: $1,796 million) is hedged to a mix of USD LIBOR and EURIBOR floating rates using interest rate swaps.
[2]	Floating rate debt comprises bank borrowings bearing interest at rates set in advance for periods ranging from overnight to less than one year largely by reference to inter-bank interest rates.